Other Operating Income	12 Months Ended
Dec. 31, 2024
Disclosure of Other Operating Income [abstract]
Other Operating Income

NOTE 34. OTHER OPERATING INCOME
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Other Adjustments and Interest on sundry Credits	102,944,266	502,723,505	273,399,205
Rental of Safety Deposit Boxes	35,730,103	28,993,463	29,489,687
Other Financial Income	30,362,732	26,641,966	8,092,049
Other Income from Services	221,415,688	170,912,112	129,842,998
Reversed allowances	1,172,203	60,191,518	478,182
Others	138,646,696	113,112,232	101,961,523
Total	530,271,688	902,574,796	543,263,644